CAPITAL LEASES	12 Months Ended
Feb. 28, 2013
CAPITAL LEASES [Abstract]
CAPITAL LEASES

13. CAPITAL LEASES

        As at February 28, 2013 the Company has capital assets classified as Test Equipment with a cost value of $6,115 under capital lease. As at February 28, 2013 these assets had accumulated amortization of $2,874 [February 29, 2012 - nil] and a net book value of $3,241 [February 29, 2012 - nil]. The amortization of these assets are included in the Company's depreciation expense. Total future minimum lease payments under capital leases are $3,251 and $1,451 over the next two fiscal years. Subsequent to February 28, 2013 the Company has reduced assets under capital lease by $659 and eliminated $1,291 of its obligation. See Note 26 for further details.